Document and Entity Information	Mar. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828016
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	PLAYTIKA HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39896
Entity Tax Identification Number	81-3634591
Entity Address, Address Line One	c/o Playtika Ltd.
Entity Address, Address Line Two	HaChoshlim St 8
Entity Address, City or Town	Herzliya Pituarch
Entity Address, Country	IL
Entity Address, Address Line Three	Israel
Entity Address, Postal Zip Code	4672408
City Area Code	972-73
Local Phone Number	316-3251
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	PLTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false